UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22956

Forefront Income Trust
 (Exact name of registrant as specified in charter)

7 Times Square, 37th Floor, New York, 10036
(Address of principal executive offices)                (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-488-4972

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2016

Semi-Annual Report 2016
For the period from October 1, 2015 through March 31, 2016
(Unaudited)

Forefront Income Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Forefront Income Trust (the "Trust").  The Trust's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Trust's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  The Trust's distributor is not a bank.

The Forefront Income Trust is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Forefront Income Trust, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Forefront Income Trust ("Trust") and of the market in general and statements of the Trust's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Trust is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Trust will be successful in meeting its investment objective. Investment in the Trust is also subject to the following risks: new fund risk, shareholder loss of capital risk, high yield securities risk, illiquid securities risk, non-diversified fund risk, liquidation risks, and management style risk.  More information about these risks and other risks can be found in the Trust's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Trust carefully before investing.  The prospectus contains this and other information about the Trust.  A copy of the prospectus is available at investinfit.com or by calling the Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2016.

For More Information on Your Forefront Income Trust:

See Our Web site at investinfit.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Shareholders,
We appreciate your continued involvement with Forefront Income Trust. Our number one priority is our shareholders and your investment satisfaction means a great deal to us.
Since launching operations in December of 2014, Forefront Income Trust ("FIT") celebrated its first full year of operations. Although, our first investment was made on June 17th, 2015, we were able to provide our shareholders with a positive return in 2015 despite the volatile market environment. The Forefront team has worked diligently over the past year to provide shareholders with a portfolio of interesting opportunities sourced and structured by the Forefront community. All of our investments are designed to be non-correlated to the equity markets in an attempt to give our investors peace of mind.
Below is a snapshot of the Fund's performance compared to our benchmarks through March 31, 2016:
Average Annual Returns as of 3/31/16	Trailing 3 Months	Trailing 6 Months	1 Year	Since Inception (12/31/2014)	Since Deployment of Capital (6/17/2015)
Forefront Income Trust[1,2]	2.41%	6.13%	7.73%	5.80%	8.06%
iShares iBoxx USD Liquid High Yield Corporate Bond ETF (HYG)[1]	1.38%	-1.92%	-9.84%	-7.87%	-8.56%
SPDR Blackstone GSO Senior Loan ETF (SRLN)[2]	0.76%	-2.68%	-5.66%	-4.66%	-5.56%
Powershares Senior Loan Portfolio (BKLN)[3]	1.41%	-1.41%	-5.71%	5.47%	-4.62%
Forefront Income Trust[1,2] – - With 3.00% Sales Load	-0.67%	2.95%	4.50%	3.25%	4.82%

The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit investinfit.com or call the Fund at 888-484-4348.  Fee waivers and expenses reimbursements have positively impacted Fund performance.

Our investment objective is to seek returns in the mid to high teens primarily by investing in short term, high yielding specialty finance opportunities. Our portfolio and recent performance puts us on track to meet our investment objective. We are confident that we can continue to source and deploy capital in similar structures giving investors access to high yielding, risk mitigated investment opportunities typically unavailable to non-accredited investors.
As always, we are available to answer individual questions because at Forefront Income Trust, the investor is the priority. Please do not hesitate to call a FIT representative at 1-888-484-4348 or send an email to info@forefrontincometrust.com. Please look at the symbol: BFITX for daily reporting of our NAV.

7 Times Square, 37th Floor, New York, NY 10036, Tel 844-348-8778, Website: www.investinfit.com

1iShares iBoxx USD High Yield Corporate Bond ETF is an exchange-traded fund incorporated in the USA. The ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds.
2SPDR Blackstone/GSO Senior Loan ETF is an actively managed exchange-traded fund incorporated in the USA. The Fund seeks to provide current income consistent with the preservation of capital.
3PowerShares Senior Loan Portfolio is an exchange-traded fund incorporated in the USA. The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index (the Underlying Index).
4Although the Trust launched operation on 12/31/14, the Trust did not deploy any capital until 6/17/15. This was not a defensive position, but rather due to the structure of the portfolio investments. Thus, the Trust's performance in 2015 does not reflect a full calendar year of deployed capital.

(RCFF0516001)

7 Times Square, 37th Floor, New York, NY 10036, Tel 844-348-8778, Website: www.investinfit.com

Forefront Income Trust

Schedule of Investments
(Unaudited)

As of March 31, 2016
	Shares/Amount			Value (Note 1)

LIMITED PARTNERSHIP - 4.86%

Debt Fund - 4.86%
TCA Global Credit Fund LP (a)(c)(d)	$500,000			$521,153

Total Limited Partnership (Cost $500,000)				521,153

LIMITED LIABILITY COMPANY INTEREST - 23.30%

Real Estate - 23.30%
WHPEQ, LLC - Series 1 (a)(d)	2,500			2,500,000

Total Limited Liability Company Interest (Cost $2,500,000)				2,500,000

SENIOR LOANS - 11.65%
		Interest	Maturity
Real Estate - 6.99%		Rate	Date
Blaichbridge Driggs, LLC (a)	$250,000	15.000%	7/11/2016	250,000
Broadridge LA, LLC (a)	$500,000	18.000%	6/3/2016	500,000
				750,000
Retail - 4.66%
Banjo & Matilda, Inc. (a)	$500,000	18.000%	6/17/2018	500,000

Total Senior Loans (Cost $1,250,000)				1,250,000

STRUCTURED NOTES - 40.87%		Interest	Maturity
Energy - 4.66%		Rate	Date
Delta Energy Natchez, LLC (a)(b)	$500,000	19.000%	4/30/2016	500,000

Financial Services - 19.90%
Auto Funding Group, LLC (a)(b)	$2,135,000	14.000%	4/20/2018	2,135,000

Real Estate - 16.31%
1501 Sheepshead Bay Road Partners, LLC (a)(b)	$250,000	18.000%	7/19/2016	250,000
WB Park Avenue, LLC (a)(b)	$500,000	18.000%	6/1/2016	500,000
WB West 25th Street, LLC (a)(b)	$500,000	18.000%	6/1/2016	500,000
WBSH Met Tower, LLC (a)(b)	$500,000	24.700%	6/30/2016	500,000
				1,750,000

Total Structured Notes (Cost $4,385,000)				4,385,000

				(Continued)

Forefront Income Trust

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2016
	Shares			Value

WARRANTS - 0.00%		Exercise	Exercise
		Price	Date
Banjo & Matilda, Inc.	6,000,000	$0.05	2/5/2021	$-

Total Warrants (Cost $0)				-

SHORT-TERM INVESTMENT - 3.93%
§ Dreyfus Cash Management, Class A -
Money Market Portfolio, 0.31%	421,351			421,351

Total Short-Term Investment (Cost $421,351)				421,351

Total Value of Investments (Cost $9,056,351) - 84.61%				$9,077,504

Other Assets Less Liabilities - 15.39%				1,650,591

Net Assets - 100%				$10,728,095

§ Represents 7 day effective yield

(a)
Restricted Securities.  Securities for which market quotations are not readily available.  The aggregate value of such securities is 80.68% of net assets, and the fair value has been determined under procedures approved by the Trust's Board of Trustees.  There are no discounts for these securities since there are no restrictions upon sale.

(b)
Structured Notes.  There are several risks associated with the use of structured notes.  Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument.  A highly liquid secondary market may not exist for the structured notes in which Forefront Income Trust invests, which may make it difficult for Forefront Income Trust to sell the structured notes it holds at an acceptable price or to accurately value them.  In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at the maturity of the obligation.  Forefront Income Trust bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

(c)
Forefront Income Trust owns a limited partnership interest in the TCA Global Credit Fund LP (the "Credit Fund").  The Credit Fund's trading strategy is to achieve superior risk-adjusted returns primarly by making directly negotiated debt and equity-related investments in public and, to a lesser extent, private companies.  Forefront Income Trust has no unfunded commitments to the Credit Fund as of March 31, 2016.  The Credit Fund has a redemptions notice period of one day, redemptions are permitted monthly, and there are no liquidity restrictions.

(d)
Forefront Income Trust investment owns $2.5 million senior member interest (50% of the total assets) of WHPEQ, LLC – Series 1 ('WHPEQ"). WHPEQ is a special purpose vehicle formed for the special purpose of investing in TICP CLO V, Ltd. WHPEQ holds its investment through several other special purpose vehicles as follows.  WHPEQ owns approximately 44% of Jazz Realty, LLC's interest in WHP Capital I, Ltd., which holds the Junior Notes in TICP CLO V, Ltd. (Jazz Realty, LLC owns a 37.5% junior interest in WHP Capital I, Ltd.)

				(Continued)

Forefront Income Trust

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2016

Summary of Investments
	% of Net
	Assets	Value
Limited Partnership	4.86%	$521,153
Limited Liability Company Interest	23.30%	2,500,000
Senior Loans	11.65%	1,250,000
Structured Notes	40.87%	4,385,000
Warrants	0.00%	-
Short-Term Investment	3.93%	421,351
Other Assets Less Liabilities	15.39%	1,650,591
Total	100.00%	$10,728,095

See Notes to Financial Statements

Forefront Income Trust

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2016

Assets:
Investments, at value (cost $9,056,351)	$9,077,504
Receivables:
Interest	275,541
Investments sold	1,400,000
Due from Advisor	13,884
Due from Administrator	2,224
Prepaid expenses:
Compliance fees	12,499
Registration and filing expenses	3,729
Professional fees	2,576
Fund accounting fees	2,250

Total assets	10,790,207

Liabilities:
Accrued expenses:
Organizational costs (Note 2)	37,500
Shareholder fulfillment expenses	6,699
Trustee fees and meeting expenses	5,686
Insurance fees	5,000
Shareholder servicing fee	4,457
Custody fees	1,695
Securities pricing fees	1,075

Total liabilities	62,112

Total Net Assets	$10,728,095

Net Assets Consist of:
Paid in Interest	$10,463,793
Undistributed net investment income	243,149
Accumulated net unrealized appreciation on investments	21,153

Total Net Assets	$10,728,095
Shares Outstanding, no par value (unlimited authorized shares)	1,050,828
Net Asset Value and Redemption Price Per Share Outstanding	$10.21

Maximum Offering Price Per Share ($10.21 ÷ 97.00%)	$10.53

See Notes to Financial Statements

Forefront Income Trust

Statement of Operations
(Unaudited)

For the period ended March 31, 2016

Investment Income:
Interest	$602,534
Dividends	102,135

Total Investment Income	704,669

Expenses:
Compliance fees (Note 2)	75,001
Professional fees	21,520
Administration fees (Note 2)	14,941
Fund accounting fees (Note 2)	13,500
Shareholder servicing fees (Note 3)	13,173
Trustee fees and meeting expenses (Note 2)	10,000
Transfer agent fees (Note 2)	9,000
Registration and filing expenses	8,469
Shareholder fulfillment expenses	6,249
Insurance expenses	5,000
Custody fees (Note 2)	3,526
Securities pricing fees	2,000

Total Expenses	182,379

Fees waived by advisor per Expense Limitation Agreement (Note 2)	(90,171)

Net Expenses	92,208

Net Investment Income	612,461

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	-
Net change in unrealized appreciation on investments	12,821

Net Realized and Unrealized Gain on Investments	12,821

Net Increase in Net Assets Resulting from Operations	$625,282

See Notes to Financial Statements

Forefront Income Trust

Statements of Changes in Net Assets

	March 31,	September 30,
For the periods ended	2016 (a)	2015 (b)

Operations:
Net investment income	$612,461	$156,684
Net realized gain from investment transactions	-	-
Net change in unrealized appreciation on investments	12,821	8,332

Net Increase in Net Assets Resulting from Operations	625,282	165,016

Distributions to Shareholders:
Net Investment Income	(525,996)	-

Net Decrease in Net Assets Resulting from Distributions	(525,996)	-

Beneficial Interest Transactions:
Shares sold	190,290	10,144,513
Reinvested dividends and distributions	28,990	-
Shares Repurchased	-	-

Increase in Net Assets Resulting from Beneficial Interest Transactions	219,280	10,144,513

Net Increase in Net Assets	318,566	10,309,529

Net Assets:
Beginning of period	10,409,529	100,000
End of period	$10,728,095	$10,409,529

Share Information:
Shares Sold	18,762	1,029,158
Reinvested Distributions	2,908	-
Shares Repurchased	-	-
Net Increase in Shares of Beneficial Interest	21,670	1,029,158

(a) Unaudited.
(b)	For the period from December 31, 2014 (Commencement of Operations) through September 30, 2015.

See Notes to Financial Statements

Forefront Income Trust

Statement of Cash Flows
(Unaudited)

For the period ended March 31, 2016

Cash flows from operating activities:
Net increase in net assets resulting from operations	$612,461

Adjustments to reconcile net increase in capital resulting
from operations to net cash used in operating activities:

Purchases of investments	(8,135,000)
Proceeds from sale of investments and maturities	7,000,000
Decrease in Due From Advisor	(3,945)
Decrease in Due From Administrator	(2,024)
Net realized gain from investments	-
Change in net unrealized appreciation on investments	12,821
Increase in dividend and interest receivable	268,904
Decrease in deferred offering costs	(48,303)
Increase in prepaid registration and filing expenses	3,827
Increase in prepaid compliance fees	12,499
Decrease in sales charge payable	3,600
Decrease in organizational costs	-
Decrease in prepaid fund accounting fees	(418)
Increase in professional fees	44,925
Decrease in trustee fees	(1,078)
Increase in shareholder servicing fees	165
Increase in custody fees	312
Increase in securities pricing fees	1,075
Increase in insurance expenses	5,000
Increase in shareholder fulfillment expenses	5,899
Net cash used in operating activities	(219,280)

Cash flows from financing activities:

Fund shares sold	190,290
Reinvested dividends and distributions	28,990
Fund shares repurchased	-
Net cash provided by financing activities	219,280

Net decrease in cash and cash equivalents	-

Cash & Cash Equivalents:

Beginning of period (a)	-

Ending of period	$-

(a)	For the period from December 31, 2014 (Commencement of Operations) through September 30, 2015.

See Notes to Financial Statements

Forefront Income Trust

Financial Highlights

For a share outstanding during	March 31,		September 30,
each of the periods ended	2016	(i)	2015	(d)

Net Asset Value, Commencement of Operations	$10.11		$10.00

Income from Investment Operations:
Net investment income	0.59		0.11
Net realized and unrealized gain on investments	0.02		0.00	(f)

Total from Investment Operations	0.61		0.11

Less Distributions:
Dividends (from net investment income)	(0.51)		-

Total Distributions	(0.51)		0.11

Net Asset Value, End of Period	$10.21		$10.11

Total Return (c)	6.13%	(b)	1.47%	(b)

Net Assets, End of Period (in thousands)	$10,728		$10,410

Ratios of:
Gross Expenses to Average Net Assets (e)(g)	5.16%	(a)	10.93%	(a)
Net Expenses to Average Net Assets (e)(g)	1.74%	(a)	1.71%	(a)
Net Investment Income to Average Net Assets (g)(h)	11.59%	(a)	3.79%	(a)

Portfolio turnover rate	87.92%	(b)	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	For a share outstanding during the period from December 31, 2014 (Commencement of Operations) to September 30, 2015.
(e)	Such percentages are shown before and after advisory fee waivers for the Expense Limitation Agreement (see Note 2).
(g)	Does not include the proportionate share of income and expenses of the investment companies in which the Trust invests.
(h)	Recognition of net investment income by the Trust is affected by the timing of the declaration of dividends by the underlying investment companies in which the Trust invests. See notation (e).
(i) Unaudited.

See Notes to Financial Statements

Forefront Income Trust

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Forefront Income Trust (the "Trust") is organized as a Delaware statutory trust organized on August 20, 2014 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, "interval" management investment company.  The Trust follows accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codifications 946, Financial Services – Investment Companies.  The Trust became effective on December 8, 2014 and commenced operations on December 31, 2014 upon the issuance of shares.

The Trust seeks to achieve its investment objective of current income by primarily investing in fixed income securities, such as unrated or below-investment-grade-rated (commonly referred to as "junk" or high yield risk) loans and debt instruments with maturities of generally not more than three years, as well as, to a lesser extent, dividend yielding preferred securities, all of which will represent what Forefront Capital Advisors, LLC (the "Advisor") believes to be deep value opportunities, in that they will offer prospective returns that are high in proportion to their risks as assessed by the Advisor based on its fundamental analysis.
The following is a summary of significant accounting policies consistently followed by the Trust.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Trust's fiscal year end is September 30.

Investment Valuation
The Trust's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Trust's net asset value calculation) or which cannot be accurately valued using the Trust's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees, who consist of the Independent Trustees, the Chairman, and the Chief Executive Officer of the Advisor.  A security's "fair value" price may differ from the price next available for that security using the Trust's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investments in underlying investment vehicles are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying investment vehicles and/or their administrators, without adjustment, when the net asset valuations of the investments are calculated in a manner consistent with GAAP for investment companies. The Trust applies the practical expedient to its investments in underlying investment vehicles on an investment-by-investment basis, and consistently with the Trust's entire position in a particular underlying investment vehicle, unless it is probable that the Trust will sell a portion of an investment at an amount different from the net asset valuation.  If it is probable that the Trust will sell an investment in the underlying investment vehicle at an amount different from the net asset valuation or in other situations where the practical expedient is not available, the Trust considers other factors in addition to the net asset valuation, such as subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

Valuation of Securities For Which Independent Pricing Sources Are Not Available
The Trust may hold certain interests in loans and other fixed income securities, including senior loans, and will not have readily available market quotations or will not be priced by an independent pricing source or pricing model.  Such loans and fixed income securities will be valued by the Advisor, Forefront Capital Advisors, LLC (the "Advisor"), according to the fair value process set forth in the Trust's valuation policies and procedures.  Loans and other securities held by the Trust which do not trade in any market, which are not priced by an independent pricing source or pricing model, or which are deemed to be illiquid will be valued at fair value by the Advisor under valuations policies and procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

(Continued)

Forefront Income Trust

Notes to Financial Statements
(Unaudited)

The Advisor meets with the Board of Trustees on a monthly basis, or more frequently as needed, to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. The Advisor is responsible for developing the Trust's written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies as well as ensuring that the valuation methodologies for investments that are categorized within Level 3 of the fair value hierarchy are fair, consistent, and verifiable.  Valuations determined by the Advisor are required to be supported by market data, third-party pricing sources, industry accepted third-party pricing models, counterparty prices, or other methods the Board of Trustees deem to be appropriate, including the use of internal proprietary pricing models. When determining the reliability of third party pricing information for investments owned by the Trust, the Board of Trustees, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Also, when observable inputs become available, the Board of Trustees conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The fair value methodologies and processes set forth in the Trust's valuation policies and procedures take into account applicable regulatory and accounting guidance, including the fair value measurement standards incorporated in Financial Accounting Standards Board ("FASB") Topic 820, in addition to other factors, as defined below.

Fair Value Measurement
Various inputs are used in determining the value of the Trust's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

Forefront Income Trust

Notes to Financial Statements
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2016 for the Trust's assets measured at fair value:

Investments (a)	Total	Level 1	Level 2	Level 3
Assets
Limited Partnership	$521,153	$-	$-	$521,153
Limited Liability Company Interest	2,500,000	-	-	2,500,000
Senior Loans	1,250,000	-	-	1,250,000
Structured Notes	4,385,000	-	-	4,385,000
Warrants	-	-	-	-
Short-Term Investment	421,351	421,351	-	-
Total	$9,077,504	$421,351	$-	$8,656,153

(a)
The Trust had no significant transfers into or out of Level 1, 2, or 3 during the period ended March 31, 2016.  The Trust held Level 3 securities during the period.  The aggregate value of such securities is 80.68% of net assets, and they have been fair valued under procedures approved by the Trust's Board of Trustees.  It is the Trust's policy to record transfers at the end of the reporting period.

The table below presents a reconciliation of all Level 3 fair value measurements existing at March 31, 2016:

	Limited Partnership	Limited Liability Company Interest	Senior Loans	Structured Notes
Opening Balance	$508,332	$2,500,000	$500,000	$3,000,000
Purchases	-	-	750,000	1,385,000
Principal payments/sales	-	-	-	-
Accrued discounts (premiums)	-	-	-	-
Realized Gains	-	-	-	-
Unrealized Gains	12,821	-	-	-
Ending Balance	$521,153	$2,500,000	$1,250,000	$4,385,000

Valuation Techniques

Limited Partnership
The Advisor uses the market approach valuation technique to value its limited partnership investment in underlying investment vehicles.  An investment in an underlying investment vehicle is carried at its estimated fair value which is based on the Trust's proportionate share of the net assets of the underlying investment vehicles as reported to the Trust by such entities at the reporting date.  Investments in underlying investment vehicles are included in Level 2 or 3 of the fair value hierarchy.  In determining the level, the Trust considers the length of time until the investment in the underlying investment vehicle is redeemable, including notice and lock-up periods or any other restriction on the disposition of the underlying investment vehicle.  The Trust also considers the information provided by underlying investment vehicles, the nature of the portfolios of the underlying investment vehicle and their ability to liquidate their portfolio of investments when determining the level.

(Continued)

Forefront Income Trust

Notes to Financial Statements
(Unaudited)

Limited Liability Company Interest
The Trust's investments in limited liability companies consist of direct equity interest investments.  The transaction price, excluding transaction costs, is typically the Trust's best estimate of fair value at inception. When evidence supports a change to the carrying value from the transaction price, adjustments are made to reflect expected exit values in the investment's principal market under current market conditions. Ongoing reviews by management are based on an assessment of each underlying investment from the inception date through the most recent valuation date.  These assessments typically incorporate valuation techniques  that consider the evaluation of  financing and sale transactions with third parties, an income approach  reflecting a discounted cash flow analysis using an appropriate risk-adjusted discount rate, and a market approach that includes comparative analysis of acquisition multiples and pricing multiples generated by market participants.  In certain instances, the Partnership may use multiple valuation methodologies for a particular investment and estimate its fair value based on a weighted average or a selected outcome within a range of multiple valuation results.  Equity investments in private limited liability companies are generally included in Level 3 of the fair value hierarchy.

Senior Loans and Structured Notes
Investments in private operating companies also consist of senior loan investments and structured notes.  The transaction price, excluding transaction costs, is typically the Trust's best estimate of fair value at inception. When evidence supports a change to the carrying value from the transaction price, adjustments are made to reflect expected exit values in the investment's principal market under current market conditions. Ongoing reviews by management are based on an assessment of each underlying investment from the inception date through the most recent valuation date.  These assessments typically incorporate valuation techniques that consider trends in the performance and credit profile of each underlying investment, evaluation of arm's length financing, an income approach based upon a discounted cash flow analysis and sales transactions with third parties.  Inputs relied upon by debt investments using the income approach include an understanding of the underlying company's compliance with debt covenants, the operating performance of the underlying company, trends in liquidity and financial leverage ratios of the underlying company from the point of the original investment to the stated valuation date, an assessment of the credit profile of the underlying company from the original investment to the stated valuation date, as well as an assessment of the underlying company's business enterprise value, liquidation value and debt repayment capacity of each subject debt investment.  In addition, inputs include an assessment of potential yield adjustments for each debt investment based upon trends in the credit profile of the underlying company and trends in the interest rate environment from the date of the original investment to the stated valuation date. Investments in senior loans and structured notes provided to private operating companies are generally included in Level 3 of the fair value hierarchy.

Short-Term Investment
Investments in the short term investment for the Dreyfus Cash Management account was priced at the ending net asset value (NAV) provided by the service agent of the account. These securities will be categorized as Level 1 securities since they are valued at the closing price reported by an active market.

At March 31, 2016, investments in the Limited Liability Company Interest, the Senior Loans, and Structured Notes within Level 3 have been valued at fair value using unadjusted third party transaction prices as described above by the Advisor. No unobservable inputs internally developed by the Trust have been applied to these investments, thus tabular disclosure has been omitted. The Senior Loans and Structured Notes are collateralized by underlying assets and/or real estate property. As part of the Trust's analysis for entering into these loans as well as for its fair value analysis, the Advisor will value the collateral using valuation techniques such as the discounted cash flow method, the direct capitalization method and the comparable sales method. The Trust's remaining Level 3 investment in the Limited Partnership was valued using the unadjusted net asset value of investments in private investment vehicles.  No unobservable inputs internally developed by the Trust have been applied to this investment thus tabular disclosure has also been omitted.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from investments will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.  Generally, when interest and/or principal payments on a loan become past due, or if the Trust otherwise does not expect the borrower to be able to service its debt and other obligations, the Trust will place the loan on non-accrual status and will generally cease recognizing interest income on that loan for financial reporting purposes until all principal and interest have been brought current through payment or due to restructuring such that the interest income is deemed to be collectible. The Trust generally restores non-accrual loans to accrual status when past due principal and interest is paid and, in the Trust's judgment, the payments are likely to remain current. As of March 31, 2016, the Trust had no non-accrual assets held in its portfolio.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

(Continued)

Forefront Income Trust

Notes to Financial Statements
(Unaudited)

Expenses
The Trust bears expenses incurred specifically on its behalf as well as a portion of general Trust level expenses, which are allocated according to methods reviewed and approved annually by the Trustees.  The expenses of the Trust are detailed below in Note 2.

Distributions
The Trust may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are determined in accordance with income tax regulations and are recorded on ex-dividend date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Trust intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates and Service Providers

Advisor
The Trust will not pay the Advisor a fixed management fee.  The Trust will pay the Advisor an Advisory Fee annually in arrears for the previous fiscal year after the close of such fiscal year and in the first quarter following the close of such fiscal year, subject to the Trust having achieved an increase in its Pre-Advisory Fee Net Investment Income for that previous fiscal year of 8.00% (in other words, subject to the Trust having achieved an 8.00% Pre-Advisory Fee net return (the "Hurdle") for its shareholders for that previous fiscal year.)  The Advisor will receive no compensation until after the Hurdle is passed.  Thereafter, the Advisory Fee will be charged, and will be equal to (i) 80% of the portion, if any, of the Trust's Pre-Advisory Fee Net Investment Income (as defined below) that exceeds the 8.00% Hurdle but is less than or equal to an 18.00% return, plus (ii) 20% of the portion, if any, of the Trust's Pre-Advisory Fee Net Investment Income that exceeds an 18.00% return.  For the purposes of calculating the Advisory Fee, "Pre-Advisory Fee Net Investment Income shall mean, with respect to any fiscal year, interest income, dividend income, and any other income, including (i) any fees such as commitments and origination fees received by the Trust; (ii) any structuring, diligence, consulting, and any other fees received by the Trust, or by the Advisor and accruing to the Trust, in connection with the Trust investment; and (iii) any income received from investments with a deferred interest feature (such as original interest discount, pay in kind interest, and zero coupon securities), less other expenses.  Pre-Advisory Fee Net Investment Income does not include any realized or unrealized capital gains.  For the purposes of calculating Pre-Advisory Fee Net Investment Income, neither the liquidation preference of any preferred shares issued by the Trust nor the aggregate amount of any borrowings for investment purposes will be deducted from the Trust's total assets.  Pre-Advisory Fee Net Investment Income includes accrued income that we have not yet received in cash, such as the amount of any market discount we may accrue on debt instruments we purchase below par value.  No Advisory fee was paid to the Advisor during the period ended March 31, 2016.

(Continued)

Forefront Income Trust

Notes to Financial Statements
(Unaudited)

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, under which it has agreed to waive or reduce its fees and to assume other expenses of the Trust, if necessary, in amounts that limit the Trust's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Trust invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Trust's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.75% of the average daily net assets of the Trust.  The current term of the Expense Limitation Agreement remains in effect until December 31, 2016.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

The Advisor paid the initial organizational expenses of the Fund, which amounted to $37,500, and are subject to repayment by the Fund, provided the Fund is able to make such repayment without causing operating expenses to exceed the annual rate of 1.75% and provided that the fees and expenses which are subject of the repayment were incurred within three years of the repayment.  As of the period ended March 31, 2016, the remaining amount for recoupment by the Advisor was $37,500.  The Advisor reimbursed the Fund for $466,063 during the period, of which $428,563 were after commencement and $37,500 related to organizational costs prior to commencement, which can be recouped by the Advisor on or before September 10, 2017, per the Expense Limitation Agreement of the Trust.

Organizational and Deferred Offering Costs
The Fund's organizational costs of $37,500, which were incurred prior to the commencement of operations through September 10, 2014, were reimbursed by the Advisor. The organizational costs consisted of legal fees incurred to establish and launch the Trust.  The organizational costs are subject to repayment by the Fund until September 10, 2017 as noted above.  The organizational costs are expensed as incurred.

The Fund's offering costs consist of legal fees for preparing the initial prospectus and statement of additional information.  These offering costs, which are subject to the Expense Limitation Agreement, are accounted for as deferred costs until the commencement of operations and, thereafter, amortized to expense over twelve months on a straight-line basis.  For the period ended March 31, 2016, there were no remaining offering costs to be deferred in the Fund.

Administrator
The Trust has engaged The Nottingham Company as its Administrator (the "Administrator").  During the period ended March 31, 2016, the Trust paid the Administrator $14,941 in fees.

The Trust pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Trust and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,500 per month.  The Administrator also receives a fee to procure and pay the Trust's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided below.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.070%	First $500 million	0.010%	$2,500	0.01%	$150 per state
Next $250 million	0.050%	Over $500 million	0.0075%
Next $500 million	0.030%
Over $1 billion	0.020%
		*Minimum monthly fees of $2,500 and $417 for Administration and Custody, respectively.

(Continued)

Forefront Income Trust

Notes to Financial Statements
(Unaudited)

Compliance Services
David Wasitowksi, an officer of the Advisor, serves as the Trust's Chief Compliance Officer.

Blue River Partners, LLC provides services as the Trust's Compliance Consultant.  Blue River Partners, LLC is entitled to receive customary fees from the Trust for their services pursuant to the Compliance Services agreement with the Trust. The Trust incurred $75,001 in fees for compliance consulting services.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Trustees
The Board of Trustees consists of two Independent Trustees, the Chairman, and the Chief Executive Officer of the Advisor.  For the period from October 1, 2015 through March 31, 2016, the Trust incurred $10,000 in Trustee fees.  Certain officers of the Trust are also officers of the Advisor.

3.	Shareholder Service Plan Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a Shareholder Service Plan under which certain assets of the Trust may be used to compensate the Trust's principal underwriter within meaning of the 1940 Act, and brokers, dealers, and other financial intermediaries for providing personal services to shareholders and/or the maintenance of shareholder accounts with respect to the Trust's shares of beneficial interest.  For the period ended March 31, 2016, $13,173 in fees were incurred by the Trust.

4.	Share Repurchase Program

The Trust makes quarterly offers to repurchase its Shares pursuant to Rule 23c-3(b) under the 1940 Act.  The Trust is authorized to repurchase between 5% and 25% of its Shares outstanding on the quarterly repurchase request deadline.  However, no assurance can be given that shareholders will be able to sell all of their Shares tendered to the Trust pursuant to any particular repurchase offer or than any particular Shares tendered will be accepted in such a repurchase offer.  Shares tendered for repurchase within 180 days from the date of the original issuance of the Shares will be subject to a repurchase fee of 2%.  The Trust's quarterly repurchase offers will end on the third Friday (or the preceding business day if such third Friday is not a business day) of each month in which a repurchase offer ends.

5.	Purchases and Sales of Investment Securities

For the period ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales and Maturities of Securities
$ 9,635,000	$ 7,000,000

There were no long-term purchases or sales of U.S Government Obligations during the period ended March 31, 2016.

(Continued)

Forefront Income Trust

Notes to Financial Statements
(Unaudited)

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Trust's tax positions taken on federal income tax returns for the open tax period of September 30, 2015 and as of and during the period ended March 31, 2016, and concluded that the Trust does not have a liability for uncertain tax positions.  The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Trust did not incur any interest or penalties.  The Trust identifies its major tax jurisdictions as U.S. Federal and New York State where the Trust makes its significant investments.  The Trust does not expect that its assessment regarding unrecognized tax positions will change over the next twelve months.  There are no income tax returns currently under examination.

Distributions during the periods ended were characterized for tax purposes as follows:

	March 31, 2016	September 30, 2015
Ordinary Income	$525,996	$-
Long-term capital gain	-	-

 At March 31, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$9,056,351

Unrealized Appreciation	$21,153
Unrealized Depreciation	-
Net Unrealized Appreciation	$21,153

7.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Trust, and others that provide for general indemnifications.  The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.  The Trust expects the risk of loss to be remote.

8.	Investments in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933.  The Trust may invest in restricted securities that are consistent with the Trust's investment strategy.  Investments in restricted securities are valued at fair value under procedures approved by the Trust's Board of Trustees.

(Continued)

Forefront Income Trust

Notes to Financial Statements
(Unaudited)

As of March 31, 2016, the Trust was invested in the following restricted securities:

Security	Initial Purchase Date	Shares	Cost	Value	% of Net Assets
Banjo & Matilda, Inc.	6/18/2015	500,000	$500,000	$500,000	4.66%
WBSH Met Tower, LLC	6/30/2015	500,000	$500,000	$500,000	4.66%
TCA Global Credit Fund LP	8/1/2015	500,000	$500,000	$521,152	4.86%
WHPEQ, LLC	8/10/2015	2,500,000	$2,500,000	$2,500,000	23.30%
Delta Energy Natchez, LLC	10/14/2015	500,000	$500,000	$500,000	4.66%
Auto Funding Group, LLC	10/20/2015	2,135,000	$2,135,000	$2,135,000	19.90%
WB Park Avenue, LLC	10/30/2015	500,000	$500,000	$500,000	4.66%
WB West 25th Street	12/1/2015	500,000	$500,000	$500,000	4.66%
Broadridge LA, LLC	12/3/2015	500,000	$500,000	$500,000	4.66%
1501 Sheepshead Bay Road Partners, LLC	1/19/2016	250,000	$250,000	$250,000	2.33%
Blaichbridge Driggs, LLC	3/11/2016	250,000	$250,000	$250,000	2.33%

9.	Principal Risks

The Trust in the normal course of business makes investments in financial instruments where the risk of potential loss exists due to changes in the market (market risk), or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks.

Market risk. The Trust's investments in financial instruments expose it to various risks such as, but not limited to, interest rate and equity. Interest rate risk is the risk that a fixed income investment's value will change due to a change in the absolute level of interest rates, in the spread between two rates, in the shape of the yield curve or in any other interest rate relationship. Such changes usually affect securities inversely and can be reduced by diversifying (for example, investing in fixed-income securities with different durations) or hedging (for example, through an interest rate swap).

Equity risk.  Equity Risk is the risk that the market values of equities, such as common stocks or equity related investments may decline due to general market conditions, such a political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and counterparty risks.  The Trust is exposed to credit risk to counterparties with whom it transacts with and also bears the risk of settlement default. The Trust may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

(Continued)

Forefront Income Trust

Notes to Financial Statements
(Unaudited)

10.	Subsequent Events

In accordance with GAAP, the Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Management has evaluated subsequent events through the issuance of these financial statements.

Forefront Income Trust

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Trust's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Trust voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Trust at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Trust's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Trust at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Trust's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Trust's period ended March 31, 2016.

During the period, there were no capital gain distributions paid by the Trust.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Forefront Income Trust

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Forefront Income Trust	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,061.30	$8.97
	$1,000.00	$1,016.34	$8.77
*Expenses are equal to the average account value over the period multiplied by the Trust's annualized expense ratio multiplied by 183/366 (to reflect the one-half year period).

Forefront Income Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Forefront Capital Advisors, LLC
116 South Franklin Street	Times Square Tower
Post Office Box 69	7 Times Square, 37th Floor
Rocky Mount, North Carolina 27802-0069	New York, NY 10036

Telephone:	Telephone:

800-773-3863	888-484-4FIT

World Wide Web @:	World Wide Web @:

ncfunds.com	investinfit.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

  None.

Item 11.	CONTROLS AND PROCEDURES.
(a)	The Chief Executive Officer and the Chief Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Forefront Income Trust

By: (Signature and Title)	/s/ Bradley Reifler
Bradley Reifler
Date: May 31, 2016	President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Bradley Reifler
Bradley Reifler
Date: May 31, 2016	President and Chief Executive Officer

By: (Signature and Title)	/s/ David Wasitowski
David Wasitowski
Date: May 31, 2016	Treasurer and Chief Financial Officer